Equity - Summary of equity surplus explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Equity Surplus [Line Items]
Regulatory capital	S/ 1,038,017	S/ 1,038,017
Interseguro [Member]
Disclosure of Equity Surplus [Line Items]
Regulatory capital	1,387,713	1,359,414
Solvency equity (solvency margin)	672,551	607,841
Guarantee fund	235,393	212,744
Surplus	S/ 479,769	S/ 538,829